Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 322,877	$ 1,086,330
Trade accounts receivable, net	273,914	216,864
Other receivables	119,230	435,278
Inventory	161,301	465,334
Prepaid expenses	54,022	304,696
Total current assets	931,344	2,508,502
Property and equipment, net	2,960,090	2,886,176
Other noncurrent assets	136,693	23,249
Total Assets	4,028,127	5,417,927
Current Liabilities:
Current maturities on short and long-term debt	1,457,800	1,054,053
Accounts payable	1,253,385	759,021
Bank line of credit	3,000,000	2,725,000
Loans payable to stockholders, net of discount	1,381,498	465,883
Derivative liabilities	154,058	623,587
Obligation related to the letter of credit, net of discount	0	151,981
Other payables and accrued expenses	518,821	1,069,167
Total current liabilities	7,765,562	6,848,692
Long-term debt - net of current portion	1,817,237	1,580,260
Stockholders' Equity:
Preferred stock ($.0001 par value; 10,000,000 shares authorized; 3,337,725 and none issued or outstanding at December 31, 2014 and December 31, 2013)	334	0
Common stock ($.0001 par value; 200,000,000 shares authorized; 66,588,600 and 65,442,735 shares issued and outstanding at December 31, 2014 and December 31, 2013)	6,659	6,545
Additional paid in capital	64,305,743	55,351,613
Accumulated deficit	(69,867,118)	(58,392,348)
Accumulated other comprehensive (loss) income	(290)	23,165
Total Stockholders' Equity (Deficit)	(5,554,672)	(3,011,025)
Total Liabilities and Stockholders' Equity	$ 4,028,127	$ 5,417,927